Revenue and major customers	9 Months Ended
Sep. 30, 2026
Revenue and major customers [Abstract]
Revenue and major customers
Note 3 – Revenue and major customers
DHT’s primary business is operating a fleet of crude oil tankers, with a secondary activity of providing technical management services. The Company is organized and managed as one segment based on the nature and financial effects of the business activities in which it engages and the economic environment in which it operates. The consolidated operating results are regularly reviewed by the Company’s chief operating decision maker, the President & Chief Executive Officer, and the Company does not monitor performance by geographical areas.

The table below details the Company’s total revenues:
$ in thousands	Q3 2026	Q3 2025	9M 2026	9M 2025
Time charter revenues[1]	116,042	38,362	260,523	100,595
Voyage charter revenues[2]	216,084	68,789	542,707	252,671
Shipping revenues	332,126	107,151	803,230	353,266
Other revenues[3]	293	197	678	971
Total revenues	332,419	107,348	803,908	354,237
Revenues relating to IFRS 15	226,056	77,883	571,256	275,873

[1]The majority of time charter revenues are recognized in accordance with IFRS 16 Leases, while the portion of time charter revenues related to technical management services, equaling $9,678 thousand in the third quarter of 2026, $8,898 thousand in the third quarter of 2025, $27,872 thousand in the first nine months of 2026 and $22,231 thousand in the first nine months of 2025, is recognized in accordance with IFRS 15 Revenue from Contracts with Customers.
[2]Voyage charter revenues are related to revenue from spot charters and are recognized in accordance with IFRS 15.
[3]Other revenues mainly relate to technical management services provided and are recognized in accordance with IFRS 15.
As of September 30, 2026, the Company had 24 vessels, consisting of 23 vessels in operation, of which 12 were on time charters and 11 were operating in the spot market, and one vessel under construction.

Information about major customers:
For the period from July 1, 2026, to September 30, 2026, five customers represented $44.8 million, $35.5 million, $34.1 million, $31.6 million, and $27.1 million, respectively, of the Company’s total shipping revenues. In aggregate, these five customers represented $173.0 million, equal to 52 percent, of total shipping revenues of $332.1 million.

For the period from January 1, 2026, to September 30, 2026, five customers represented $102.3 million, $90.1 million, $88.5 million, $68.7 million, and $65.1 million, respectively, of the Company’s total shipping revenues. In aggregate, these five customers represented $414.7 million, equal to 52 percent, of total shipping revenues of $803.2 million.

For the period from July 1, 2025, to September 30, 2025, five customers represented $19.3 million, $18.0 million, $15.0 million, $13.8 million, and $12.3 million, respectively, of the Company’s total shipping revenues. In aggregate, these five customers represented $78.5 million, equal to 73 percent, of total shipping revenues of $107.2 million.

For the period from January 1, 2025, to September 30, 2025, five customers represented $79.7 million, $63.3 million, $44.4 million, $40.2 million, and $39.9 million, respectively, of the Company’s total shipping revenues. In aggregate, these five customers represented $267.5 million, equal to 76 percent, of total shipping revenues of $353.3 million.